Capital and Reserves	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Capital and Reserves
15.	Capital and Reserves
Share capital and share premium
As of June 30, 2023 issued share capital of the Company was as follows:

	Shares (number)	Share Capital (in thousand Euros)
Class A shares of euro 0.12 nominal value each	173,445,211	20,816
Class B shares of euro 1.20 nominal value each	22,250,793	26,701
Class C shares of euro 1.08 nominal value each	1,020,000	1,102

Total	196,716,004	48,619

All the shares issued were fully paid as of the date of the capital increases. Wallbox’s Class A Shares, Class B Shares and Conversion Shares (“Class C Shares”) provide their holders with same economic rights; however, Class B Shares provide holders with ten (10) votes per share, Class C Shares provide holders with nine (9) votes per share and Class A Shares provide holders with one (1) vote per share.
Wallbox’s Class A Shares began trading on the NYSE under the “WBX” symbol on October 4, 2021.
As of June 30, 2023 and December 31, 2022, authorized share capital was as follows:

June 30, 2023	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A Shares	401,020,000	0.12	48,122
Class B Shares	48,980,000	1.20	58,776
Conversion shares	1,020,002	1.08	1,102

Total	451,020,002		108,000

December 31, 2022	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A Shares	400,000,000	0.12	48,000
Class B Shares	50,000,000	1.20	60,000
Conversion shares	2	1.08	0

To tal	450,000,002		108,000

During the six months ended June 30, 2023, there were the following share capital and share premium movements:

	Shares (number)	Price per Share (Euros)	Share Capital (In thousand Euros)	Share Premium (In thousand Euros)
At December 31, 2022	172,151,148		45,769	378,240

January 2023: Stock option plan execution (MSOP/ESOP) (Class A shares)	140,594	0.12	17	622
January 2023: Payment in shares Coil acquisition (MSOP/ESOP) (Class A shares)	272,826	0.12	33	2,284
February 2023: Stock option plan execution (MSOP/ESOP) (Class A shares)	168,085	0.12	20	113
March 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	141,071	0.12	17	437
March 2023: Founder warrants execution (Class B shares)	20,000	1.20	24	173
March 2023: Change Cass B shares into Class A shares and Class C shares	20,000	—	—	—
April 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	569,745	0.12	69	6,313
April 2023: Capital increase (ATM) (Class A shares)	175,586	0.12	21	390
May 2023: Stock option plan execution (MSOP/ESOP) (Class A shares)	181,144	0.12	22	648
May 2023: Capital increase (ATM) (Class A shares)	2,312,313	0.12	278	5,464
June 2023: Stock option plan execution (MSOP/ESOP/RSU/ESPP) (Class A shares)	660,045	0.12	79	2,068
June 2023: Capital Increase (Private placement) (Class A shares)	18,832,432	0.12	2,261	42,689
June 2023: Change Cass B shares into Class A shares and Class C shares	1,000,000
June 2023: Capital increase (ATM) (Class A shares)	71,015	0.12	9	55

At June 30, 2023	196,716,004		48,619	439,496

The capital increases that have taken place during the six months ended June 30, 2023 correspond mainly to the private placement, the stock plans execution (see Note 20), the equity-settled consideration for the Coil acquisition, and the at-the-market
program.
Additionally, during the six months ended June 30, 2023, the Company has exchanged 1,020,000 Class B ordinary shares with a nominal value of Euro 1.20 per share (“Class B Shares”) for 1,020,000 Class A Shares with a nominal value of Euro 0.12 per share and 1,020,000 Class C Shares with a nominal value of Euro 1.08 per share.
Nature and purpose of reserves
Accumulated deficit
As of June 30, 2023, consolidated accumulated deficit amounts to Euros 377,328 thousand, as compared to Euros 306,696 as of December 31, 2022.
A free distribution is restricted for the amount of capitalized internal development costs as carried on the consolidated statement of financial position. As of June 30, 2023, the amount of capitalized development costs as carried on the consolidated statement of financial position amounts to Euros 57,247 thousand, as compared to Euros 49,537 thousand as of December 31, 2022, as further detailed in Note 10.
Foreign currency translation reserve
The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations, as well as the effective portion of any foreign currency differences arising from hedges of a net investment in a foreign operation. This legal reserve is not freely distributable. This reserve amounts to Euros 7,910 thousand as of June 30, 2023, as compared to Euros 10,597 thousand as of December 31, 2022.

Other equity components:
Share-based payments
The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their remuneration. This reserve was Euros 38,613 thousand as of June 30, 2023, as compared to Euros 37,778 thousand as of December 31, 2022. Refer to Note 20 for further details of these plans.
Equity-settled
earn-out
In addition, as of June 30, 2023 the equity settled
earn-out
amount was Euros 2,473 thousand corresponding to the amount to be paid in shares for the acquisition of Coil and Ares. The equity settled earn-out
amount was Euros 3,458 thousand as of December 31, 2022.
Measurement adjustments to financial assets through OCI
Investments in hedge funds referred to in Note 12 are measured at fair value at year end. The change in their valuation is recognized as other equity components through other comprehensive income. This caption includes Euros 4 thousand as of June 30, 2023 and December 31, 2022.